Allowance for Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Aging of recorded investment in past due loans
30-59 Days Past Due	$ 545	$ 3,275
60-89 Days Past Due	276	7
Greater than 90 Days Past Due	2,992	4,394
Total Past Due	3,813	7,676
Loans Not Past Due	305,636	289,236
Total ending loan balance	309,449	296,912
Commercial: Commercial and other [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	0	2
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	27	27
Total Past Due	27	29
Loans Not Past Due	17,388	17,611
Total ending loan balance	17,415	17,640
Commercial: Real Estate [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	72	2,377
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	822	874
Total Past Due	894	3,251
Loans Not Past Due	74,369	80,531
Total ending loan balance	75,263	83,782
Commercial: Five or more family [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	0	76
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	0	0
Total Past Due	0	76
Loans Not Past Due	16,486	15,326
Total ending loan balance	16,486	15,402
Commercial: Construction [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	0	0
Total Past Due	0	0
Loans Not Past Due	2,322	3,949
Total ending loan balance	2,322	3,949
Commercial: Land [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	1,216	2,317
Total Past Due	1,216	2,317
Loans Not Past Due	5,610	5,832
Total ending loan balance	6,826	8,149
Mortgage [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	454	640
60-89 Days Past Due	203	7
Greater than 90 Days Past Due	920	1,161
Total Past Due	1,577	1,808
Loans Not Past Due	37,740	33,630
Total ending loan balance	39,317	35,438
Mortgage Warehouse [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	0	0
Total Past Due	0	0
Loans Not Past Due	132,636	115,443
Total ending loan balance	132,636	115,443
Residential Construction: Construction [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	0	0
Total Past Due	0	0
Loans Not Past Due	1,472	503
Total ending loan balance	1,472	503
Residential construction: Land [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	0	0
Total Past Due	0	0
Loans Not Past Due	192	289
Total ending loan balance	192	289
Home Equity [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	0	4
60-89 Days Past Due	73	0
Greater than 90 Days Past Due	7	12
Total Past Due	80	16
Loans Not Past Due	13,115	11,381
Total ending loan balance	13,195	11,397
Consumer and Other [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	19	176
60-89 Days Past Due	0	0
Greater than 90 Days Past Due	0	3
Total Past Due	19	179
Loans Not Past Due	4,306	4,741
Total ending loan balance	$ 4,325	$ 4,920